Note 22 - Segment information (Detail) - Gross revenues by geographic region based on the location of the customers: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenue	$ 46,150,876	$ 60,677,173	$ 71,708,025
PRC [Member]
Gross revenue	31,980,685	35,570,974	57,691,760
Indonesia [Member]
Gross revenue	3,977,308	8,196,431	1,805,746
Singapore [Member]
Gross revenue	9,205,816	15,096,754	11,596,837
Malaysia [Member]
Gross revenue	$ 987,067	$ 1,813,014	$ 613,682